Significant Components of Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards	$ 5,895	$ 3,610
Share-based compensation	242	267
Intangible assets and goodwill	509	738
Property, plant and equipment	6	86
Prepaid licensing and royalty fees	369	1
Other	126	108
Deferred Tax Assets, Gross, Total	7,147	4,810
Less: valuation allowance	(7,147)	(4,754)	(18,333)	(25,256)
Deferred tax assets - net		$ 56